Business Segments [Text Block]	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Business Segments [Text Block]
29 .	BUSINESS SEGMENTS

The reportable segments of the MUFG Group are subject to the periodical review by the Executive Committee, which represents the MUFG Group’s chief operating decision maker, to determine the allocation of management resources and assess performance. The MUFG Group has established its business units according to the characteristics of customers and the nature of the underlying business. Each business unit engages in business activities based on comprehensive strategies developed for and aimed at respective targeted customers and businesses. The business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP.
See Note 30 for financial information relating to the MUFG Group’s operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.
Effective April 1, 2018, the MUFG Group reorganized its business groups in an effort to further integrate the expertise and capabilities of its consolidated subsidiaries to respond to the needs of customers more effectively and efficiently, as part of its current medium-term business plan. To make and execute unified group-wide strategies based on customer characteristics and the nature of business, the MUFG Group integrated the operations of its consolidated subsidiaries into six business segments.—Retail & Commercial Banking, Japanese Corporate & Investment Banking, Global Corporate & Investment Banking, Global Commercial Banking, Asset Management & Investor Services, and Global Markets.
The following is a brief explanation of the MUFG Group’s business segments:
Retail & Commercial Banking Business Group
—Covers the domestic retail and commercial banking businesses of MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi
UFJ NICOS and other group companies of MUFG. This business group offers retail and small and medium-sized
enterprise customers in Japan an extensive array of commercial banking, trust banking and securities products and services.
Japanese Corporate & Investment Banking Business Group
—Covers the large Japanese corporate businesses of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings, including the transaction banking, investment banking, trust banking and securities businesses. This business group offers large Japanese corporations advanced financial solutions designed to respond to their diversified and globalized needs and to contribute to their business and financial strategies through the global network of the MUFG group companies.
Global Corporate & Investment Banking Business Group
—Covers the global corporate, investment and transaction banking businesses of MUFG Bank and Mitsubishi UFJ Securities Holdings. Through a global network of offices and branches, this business group provides non-Japanese
large corporate and financial institution customers with a comprehensive set of solutions that meet their increasingly diverse and sophisticated financing needs.
Global Commercial Banking Business Group
—Covers the retail and commercial banking businesses of MUFG Union Bank and Krungsri. From the fiscal year ended March 31, 2020, this business group also covers Bank Danamon. This business group offers a comprehensive array of financial products and services such as loans, deposits, fund transfers, investments and asset management services for local retail, small and medium-sized
enterprise, and corporate customers across the Asia-Pacific region.
Asset Management & Investor Services Business Group
—Covers the asset management and asset administration businesses of Mitsubishi UFJ Trust and Banking and MUFG Bank. By integrating the trust banking expertise of Mitsubishi UFJ Trust and Banking and the global strengths of MUFG Bank, the business group offers a full range of asset management and administration services for corporations and pension funds, including pension fund management and administration, advice on pension structures, and payments to beneficiaries, and also offer investment trusts for retail customers.
Global Markets Business Group
—Covers the customer business and the treasury operations of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings. The customer business includes sales and trading in fixed income instruments, currencies and equities as well as other investment products, and origination and distribution of financial products. The treasury operations include asset and liability management as well as global investments for the MUFG Group.
Other
—Consists mainly of the corporate centers of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Morgan Stanley Securities. The elimination of duplicated amounts of net revenues among business segments was also reflected in Other.
Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.
The MUFG Group made modifications to the MUFG Group’s internal management accounting rules and practices to clarify the responsibility for profits of each business segment, effective April 1, 2019. Major rule changes are (i) reallocation of overseas Japanese corporates business in MUFG Americas Holdings previously included in the Global Commercial Banking Business Group into the Japanese Corporate & Investment Banking Business Group due to the refinement of definition, (ii) reallocation of operating expenses among Business Groups based on cost drivers due to the refinement of definition, and (iii) allocation of adjustments related to the derivative counterparty risk previously included in Other to the Customer Business Groups and the Global Markets Business Group that held the derivative assets. These modifications had the following impact for the fiscal years ended March 31, 2018 and 2019:
•
increasing the operating profits of the Global Corporate & Investment Banking Business Group by ¥1.8 billion for the fiscal year ended March 31, 2018, the Retail & Commercial Banking Business Group by ¥1.9 billion for the fiscal year ended March 31, 2019, the Global Markets Business Group and Other by ¥6.3 billion and ¥29.7 billion, respectively for the fiscal year ended March 31, 2018, and ¥5.1 billion and ¥30.6 billion, respectively for the fiscal year ended March 31, 2019; and

•
reducing the operating profits of the Retail & Commercial Banking Business Group by ¥0.5 billion for the fiscal year ended March 31, 2018, the Global Corporate & Investment Banking Business Group by
¥
10.4
billion for the fiscal year ended March 31, 2019, the Japanese Corporate & Investment Banking Business Group

and the Global Commercial Banking Business Group by
¥18.6 billion

and ¥18.7 billion
, respectively for the fiscal year ended March 31,

2018, and ¥13.8 billion
 and
¥13.4 billion, respectively for the fiscal year ended March 31,

2019.
Prior period business segment information has been restated to enable comparison between the relevant amounts for the fiscal years ended March 31, 2018, 2019 and 2020.

	Customer Business						Global Markets Business Group	Other	Total
	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total
	(in billions)
Fiscal year ended March 31, 2018:
Net revenue:	¥1,582.5	¥523.2	¥364.3	¥652.8	¥190.4	¥3,313.2	¥574.5	¥30.4	¥3,918.1
BK and TB (1) :	781.6	433.0	236.9	(3.3)	83.8	1,532.0	369.3	128.6	2,029.9
Net interest income	463.4	148.9	92.1	(3.3)	—	701.1	235.1	183.5	1,119.7
Net fees	246.4	225.1	146.8	—	83.8	702.1	(12.0)	(22.9)	667.2
Other	71.8	59.0	(2.0)	—	—	128.8	146.2	(32.0)	243.0
Other than BK and TB	800.9	90.2	127.4	656.1	106.6	1,781.2	205.2	(98.2)	1,888.2
Operating expenses	1,226.3	314.8	226.7	468.8	119.4	2,356.0	228.7	132.8	2,717.5

Operating profit (loss)	¥356.2	¥208.4	¥137.6	¥184.0	¥71.0	¥957.2	¥345.8	¥(102.4)	¥1,200.6

Fiscal year ended March 31, 2019:
Net revenue:	¥1,522.0	¥545.2	¥383.8	¥690.5	¥203.0	¥3,344.5	¥479.8	¥(11.9)	¥3,812.4
BK and TB (1) :	737.1	415.0	254.0	(1.3)	93.2	1,498.0	303.9	59.1	1,861.0
Net interest income	457.2	150.2	110.9	(1.3)	—	717.0	227.8	200.4	1,145.2
Net fees	243.8	210.3	142.4	—	93.2	689.7	(13.9)	(54.9)	620.9
Other	36.1	54.5	0.7	—	—	91.3	90.0	(86.4)	94.9
Other than BK and TB	784.9	130.2	129.8	691.8	109.8	1,846.5	175.9	(71.0)	1,951.4
Operating expenses	1,221.3	309.3	241.5	483.5	124.6	2,380.2	223.5	136.4	2,740.1

Operating profit (loss)	¥300.7	¥235.9	¥142.3	¥207.0	¥78.4	¥964.3	¥256.3	¥(148.3)	¥1,072.3

Fiscal year ended March 31, 2020:
Net revenue:	¥1,501.6	¥551.1	¥376.8	¥804.6	¥243.0	¥3,477.1	¥575.2	¥15.7	¥4,068.0
BK and TB (1) :	721.1	420.7	270.5	0.1	94.6	1,507.0	358.4	12.7	1,878.1
Net interest income	439.0	164.2	115.2	0.9	2.5	721.8	123.1	85.4	930.3
Net fees	248.0	205.0	137.6	—	92.2	682.8	(12.6)	(64.8)	605.4
Other	34.1	51.5	17.7	(0.8)	(0.1)	102.4	247.9	(7.9)	342.4
Other than BK and TB	780.5	130.4	106.3	804.5	148.4	1,970.1	216.8	3.0	2,189.9
Operating expenses	1,203.0	315.8	247.8	571.8	171.7	2,510.1	232.2	150.7	2,893.0

Operating profit (loss)	¥298.6	¥235.3	¥129.0	¥232.8	¥71.3	¥967.0	¥343.0	¥(135.0)	¥1,175.0

Note:
(1)	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.
Reconciliation
As set forth above, the measurement basis and the income and expense items of the internal management reporting system are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying consolidated statements of income.
A reconciliation of operating profit under the internal management reporting system for the fiscal years ended March 31, 2018, 2019 and 2020 above to income before income tax expense shown in the accompanying consolidated statements of income is as follows:

	2018	2019	2020
	(in billions)
Operating profit:	¥1,201	¥1,072	¥1,175
Reversal of (provision for) credit losses	241	(34)	(322)
Trading account profits (losses)—net	(287)	182	920
Equity investment securities gains (losses)—net	215	(305)	(618)
Debt investment securities gains (losses)—net	71	(3)	(403)
Foreign exchange gains (losses)—net	7	47	(145)
Equity in earnings of equity method investees—net	228	210	283
Impairment of goodwill	—	—	(384)
Impairment of intangible assets	(22)	(118)	(4)
Reversal of (provision for) off-balance sheet credit instruments	96	(38)	62
Other—net	(88)	(142)	(131)

Income before income tax expense	¥1,662	¥871	¥433